Alger Global Growth Fund

360 Park Avenue South

New York, New York 10010

September 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Alger Global Growth Fund

(File Nos. 333-103283 and 811-21308)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of Alger Global Growth Fund (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 32 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 32 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on August 28, 2017.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Secretary